UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-228697-02

Central Index Key Number of issuing entity: 0001787001

CF 2019-CF2 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228697

Central Index Key Number of depositor: 0001515166

CCRE Commercial Mortgage Securities, L.P.

(Exact name of depositor as specified in its charter)

Cantor Commercial Real Estate Lending, L.P.

Central Index Key Number: 0001558761

KeyBank National Association

Central Index Key Number: 0001089877

Starwood Mortgage Capital LLC

Central Index Key Number: 0001548405

German American Capital Corporation

Central Index Key Number: 0001541294

(Exact names of sponsors as specified in their respective charters)

James Buccola (212) 938-5000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note:

This Form ABS-EE /A amends the Form ABS-EE (the “January 31, 2023 Form ABS-EE”), filed with the Securities and Exchange Commission on January 31, 2023 under Commission File No. 333-228697-02, with respect to the CF 2019-CF2 Mortgage Trust. The purpose of this Form ABS-EE /A is to revise the spelling of the name of the signatory of the January 31, 2023 Form ABS-EE. Effective upon the filing of this Form ABS-EE /A, signatory’s name of the January 31, 2023 Form ABS-EE is replaced and superseded in its entirety by the signatory’s name of this Form ABS-EE /A.

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

CCRE Commercial Mortgage Securities, L.P.
(Depositor)

Date: February 24, 2023	By:	/s/ James Buccola
	Name:	James Bucolla
	Title:	Chief Executive Officer